Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Accounts Receivable Net Details
Accounts receivable	$ 2,008	$ 2,264
Allowances for doubtful receivables
Accounts receivable, Total	$ 2,008	$ 2,264